Revenues - Summary of Deferred Revenue from Contract with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Contract with Customer, Liability [Roll Forward]
Beginning balance	$ 554	$ 529
Deferral of revenue	2,953	2,913
Recognition of deferred revenue	(3,019)	(2,891)
Other	(5)	3
Ending balance	483	554
Deferred Revenue
Contract with Customer, Liability [Roll Forward]
Recognition of deferred revenue	$ 504	$ 488